Separation Activities and Initial Public Offering (Initial Public Offering) - Additional Information (Detail) (USD $)	Jun. 30, 2013		Jun. 30, 2013 Class A	Jun. 30, 2013 Class B	Feb. 06, 2013 IPO Class A
Class of Stock [Line Items]
Common stock, shares issued	500,000,000	[1]			99,015,000
Share price					$ 26.00
Common stock, shares outstanding	500,000,000	[1]	99,015,000	400,985,000

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.